Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$152,277,848.90	0.8045961	$140,997,221.21	0.7449922	$11,280,627.69
Total Securities	$152,277,848.90	0.1516319	$140,997,221.21	0.1403991	$11,280,627.69

Weighted Avg. Coupon (WAC)	4.68%		4.70%
Weighted Avg. Remaining Maturity (WARM)	23.66		22.88
Pool Receivables Balance	$176,204,639.54		$164,711,593.68
Remaining Number of Receivables	25,607		24,933

Adjusted Pool Balance	$173,991,760.65		$162,711,132.96

III. COLLECTIONS

Principal:
Principal Collections	$11,280,402.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$205,842.01
Total Principal Collections	$11,486,244.34

Interest:
Interest Collections	$655,759.42
Late Fees & Other Charges	$27,500.05
Interest on Repurchase Principal	$-
Total Interest Collections	$683,259.47

Collection Account Interest	$382.81
Reserve Account Interest	$186.72
Servicer Advances	$-

Total Collections	$12,170,073.34

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$12,170,073.34
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,170,073.34

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$146,837.20		$146,837.20	$146,837.20
Collection Account Interest					$382.81
Late Fees & Other Charges					$27,500.05
Total due to Servicer					$174,720.06

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$164,967.67		$164,967.67

Total Interest:		$164,967.67		$164,967.67	$164,967.67

Available Funds Remaining:					$11,830,385.61

3. Regular Principal Distribution Amount:					$11,280,627.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,280,627.69
Class A Notes Total:		$11,280,627.69		$11,280,627.69
Total Noteholders Principal				$11,280,627.69

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					549,757.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,212,878.89
Beginning Period Amount	$2,212,878.89
Current Period Amortization	$212,418.17
Ending Period Required Amount	$2,000,460.72
Ending Period Amount	$2,000,460.72
Next Distribution Date Amount	$1,800,740.53

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	12.48%	13.35%	13.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.21%	24,487	97.32%	$160,303,780.77
30 - 60 Days	1.34%	335	1.99%	$3,270,131.65
61 - 90 Days	0.36%	89	0.54%	$892,331.79
91 + Days	0.09%	22	0.15%	$245,349.47
		24,933		$164,711,593.68
Total
Delinquent Receivables 61 + days past due	0.45%	111	0.69%	$1,137,681.26
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	105	0.63%	$1,115,549.45
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	100	0.55%	$1,033,916.11
Three-Month Average Delinquency Ratio	0.41%		0.62%

Repossession in Current Period		30		$286,954.23
Repossession Inventory		46		$180,724.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$212,643.53
Recoveries				$(205,842.01)
Net Charge-offs for Current Period				$6,801.52

Beginning Pool Balance for Current Period				$176,204,639.54

Net Loss Ratio				0.05%
Net Loss Ratio for 1st Preceding Collection Period				0.87%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.54%

Cumulative Net Losses for All Periods				$7,235,120.30
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$539,088.81
Number of Extensions				58